Related Party Note Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Note Receivable [Abstract]
Schedule of Unaudited Condensed Interim Consolidated Statement of Operations and Comprehensive loss.
	Principal	Interest
Balance as of December 31, 2022	$—	$—
Loans advanced	55,000	—
Interest accrued	—	2,550
Balance as of December 31, 2023	$55,000	$2,550
Interest accrued	—	1,645
Provision for credit losses	(55,000)	—
Reversal of accrued interest	—	(4,195)
Balance as of June 30, 2024	$—	$—